FAIR VALUE MEASUREMENT - Key assumptions (Details) - Level 3 - Recurring	Dec. 31, 2025 Y	Dec. 31, 2024 Y
Expected volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	0.5387	0.6922
Put option liabilities, measurement input	0.5387	0.6922
Expected volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	0.8173	0.9674
Put option liabilities, measurement input	0.8173	0.9674
Risk-free rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	0.0122	0.011
Put option liabilities, measurement input	0.0122	0.011
Risk-free rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	0.0137	0.0115
Put option liabilities, measurement input	0.0137	0.0115
Contractual term | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	0.33	1.33
Put option liabilities, measurement input	0.33	1.33
Contractual term | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	1.5	2.34
Put option liabilities, measurement input	1.5	2.34
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	0	0
Put option liabilities, measurement input	0	0